Schedule of Segmented Information (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Segmented Information Schedule Of Segmented Information 1	$ 2,152,984
Segmented Information Schedule Of Segmented Information 2	4,263,201
Segmented Information Schedule Of Segmented Information 3	376,893
Segmented Information Schedule Of Segmented Information 4	456,513
Segmented Information Schedule Of Segmented Information 5	2,529,877
Segmented Information Schedule Of Segmented Information 6	4,719,714
Segmented Information Schedule Of Segmented Information 7	0
Segmented Information Schedule Of Segmented Information 8	3,418
Segmented Information Schedule Of Segmented Information 9	1,922,894
Segmented Information Schedule Of Segmented Information 10	2,224,031
Segmented Information Schedule Of Segmented Information 11	1,922,894
Segmented Information Schedule Of Segmented Information 12	2,227,449
Segmented Information Schedule Of Segmented Information 13	4,452,771
Segmented Information Schedule Of Segmented Information 14	$ 6,947,163